Warrants - Warrant activity - Additional Information (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants
Warrant issued (in shares)	108,156		24,768
Warrants exercised (in shares)		7,490	14,114
Common stock purchase warrants
Warrants
Warrant issued (in shares)		73	18,907
Warrants exercised (in shares)			7,520
Common stock purchase warrants | Maximum
Warrants
Warrants exercised (in dollars per share)			$ 478.5
Common stock purchase warrants | Minimum
Warrants
Warrants exercised (in dollars per share)			$ 333.5
Liability warrant
Warrants
Warrant issued (in shares)			1,517
Warrants exercised (in shares)		7,425	1,155
Pre-funded warrants
Warrants
Warrant issued (in shares)			5,469
Warrants exercised (in shares)			669
Pre-funded warrants | Maximum
Warrants
Warrants exercised (in dollars per share)			$ 1.5
Pre-funded warrants | Minimum
Warrants
Warrants exercised (in dollars per share)			$ 0.25
Representative's warrants
Warrants
Warrant issued (in shares)			360